Filed under Rule 497(e)

Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 29, 2013

as supplemented to date

International Equity Portfolio

(the “Portfolio”)

In the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” insert the following portfolio manager disclosure with respect to Lord Abbett & Co. LLC (“Lord Abbett”):

Name	Portfolio Manager of the Portfolio Since	Title
Todd D. Jacobson	2013	Partner and Associate Director

In the Management section under Information about the Subadvisers, the portfolio manager information for Lord Abbett with respect to the Portfolio is deleted in its entirety and replaced with the following:

Vincent J. McBride, Partner and Director, heads Lord Abbett’s sleeve of the International Equity Portfolio. Assisting Mr. McBride is Todd D. Jacobson, Partner and Associate Director. Messrs. McBride and Jacobson are jointly and primarily responsible for the day-to-day management of Lord Abbett’s sleeve of the Portfolio. Mr. McBride joined Lord Abbett in 2000. Mr. McBride has been a member of the team since 2003. Mr. Jacobson joined Lord Abbett in 2003 and has been a member of the team since 2013. Harold E. Sharon, Partner and Director, is a senior member of the team. Mr. Sharon joined Lord Abbett in 2003.

Please retain this supplement for your future reference.

Dated: October 30, 2013

Filed under Rule 497(e)

Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 29, 2013

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to Lord Abbett & Co., LLC. (“Lord Abbett”) the chart is supplemented with the following:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of September 30, 2013)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
International Equity Portfolio	Lord Abbett	Jacobson, Todd D.	2	$437.4	1	$40.5	—	—

Date: October 30, 2013